Credit from Banks and Others (Schedule of Credit Facilities) (Details) - Group Of International Banks [Member]	12 Months Ended
Dec. 31, 2025
Disclosure of material loans and debentures [Line Items]
Line Of Credit Facility Initiation Date	April 2023
Line Of Credit Facility Expiration Date	April 2030
Line Of Credit Facility Fair Value Of Amounts Outstanding	USD 1,550 million	[1]
Credit facility has been utilized	USD 250 millionEUR 210 million
Interest rate	Up to 33% use of the credit: SOFR/Euribor + 0.69%. From 33% to 66% use of the credit: SOFR/Euribor + 0.89% 66% or more use of the credit: SOFR/Euribor + 1.04%
Loan currency type	USD and EUR loans
Pledges and restrictions	Financial covenants - see Section F, a cross-default mechanism and a negative pledge	[2]
Non-utilization fee	0.245%

[1]	In April 2023, the Company entered into a Sustainability-Linked Revolving Credit Facility Agreement between ICL Finance B.V., as borrower, and a consortium of twelve international banks for $1,550 million. The Sustainability-Linked RCF replaced a previous revolving credit facility which was due to expire in 2025. In April 2024, all lenders exercised the option to extend the agreement by one year, until April 2029.
[2]	In line with ICL’s strategic commitment to sustainability, the Sustainability-Linked RCF follows ICL’s initial Sustainability-Linked Term Loan dated September 2021. The Sustainability-Linked RCF includes three Key Performance Indicators (KPIs) which have been designed to align with ICL’s sustainability goals: a reduction in Absolute Scope 1 & 2 GHG Emissions; an increase in the percentage of female representation among senior ICL management; and an increase in the number of valid TfS (Together for Sustainability initiative) scorecards obtained for ICL Group suppliers. Each of these goals will be assessed regularly during the term of the Sustainability-Linked RCF through third-party verification of ICL’s performance in these areas.